ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS	12 Months Ended
Dec. 31, 2021
Accounts Receivable From State Of Minas Gerais
ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS

11.	ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS

The Company has accounts receivable from the State of Minas Gerais, arising from return of an administrative deposit made for a dispute on the rate of inflation and other adjustment to be applied to an advance for future capital increase (‘AFAC’), made in prior years, which was the subject of a debt recognition agreement. The agreement provided for payment by the Minas Gerais State in 12 consecutive monthly installments, each updated by the IGP–M index up to the date of actual payment, the first to become due on November 10, 2017. The agreement states that, in the event of late payment or default by the State in payment of the agreed consecutive monthly installments, Cemig is authorized to retain dividends or Interest on Equity distributable to the State in proportion to the State’s equity interest, for as long as the arrears and/or default continues.

However, the State of Minas Gerais government is contesting the Debt Recognition Agreement (‘TARD’) signed, in the previous years, once it believes that it was signed without obeying the legal requirements for validity of administrative acts and has notified Cemig to reimburse the 2 installments previously settled, and also the dividends retained, totaling R$299.

To solve the issue through a negotiated solution, the dispute on the TARD was submitted to the Chamber of Administrative Prevention and Resolution of Conflicts (‘Câmara de Prevenção e Resolução Administrativa de Conflitos’ — CPRAC) of State of Minas Gerais, which is currently in the initial stages.

The balance receivable on December 31, 2021, amounts R$13 (R$12 on December 31, 2020). On June 30, 2021, the Company retained the remaining portion of dividends to be paid to State of Minas Gerais and awaits development of the issue with CPRAC for the definitive write-off from accounts receivable of this remaining balance.

Regarding the discussion on the merits of the criterion used in the past for AFAC’s monetary updating, if a solution is not successfully reached either through CPRAC or any legal proceedings on the merits, Management, based on assessment of legal advisors, has assessed the chances of loss as ‘possible’.